FINANCIAL ASSETS AND LIABILITIES - Classification of financial instruments (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Amortized cost | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 62,568,439	$ 62,383,813
Amortized cost | Borrowings | Long-term debt and other debts
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	114,893,459	110,673,348
FVTPL | Warrant
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	20,383,842	23,243,563
Amortized cost | Cash
Disclosure of detailed information about financial instruments [line items]
Financial assets	35,972,482	88,266,985
Amortized cost | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	38,525,447	25,684,870
Amortized cost | Incentives and other government assistance receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 38,003,558	$ 25,312,738